Interest and Other Income - Summary of Interest and Other Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest and other income [abstract]
Interest income from bank deposits	¥ 11,443	¥ 12,884	¥ 14,714
Fair value gains recognized	4,442	2,999	1,291
Interest and other income	¥ 15,885	¥ 15,883	¥ 16,005